CONTRACT LIABILITIES	12 Months Ended
Mar. 31, 2026
Contract Liabilities
CONTRACT LIABILITIES

NOTE – 12 CONTRACT LIABILITIES

The movement in contract liabilities was as follows:

	As of March 31,
	2025	2026	2026
	HKD	HKD	USD

Balance as of beginning of the year	$480,921	$776,061	$99,495
Add: recognized as deferred revenue	776,855	816,713	104,707
Less: recognized as revenue	(480,921)	(664,230)	(85,158)
Exchange difference	(794)	7,729	991

Balance as of end of the year	$776,061	$936,273	$120,035

For the years ended March 31, 2024, 2025 and 2026, the Company recognized revenue of HKD1,344,342, HKD480,921 and HKD664,230 (USD85,158), respectively, that was previously included in the beginning balance of contract liabilities.